Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill [Abstract]
Schedule of Goodwill [Table Text Block]
23. GOODWILL

The change in goodwill for the year ended December 31 is due to the following:

millions of Canadian dollars	2016	2015
Balance, January 1	$264	$222
Acquisition of TECO Energy as at July 1, 2016 (note 4)	5,771	-
Impairment	-	-
Change in foreign exchange rate	178	42
Balance, December 31	$6,213	$264